Schedule of Investments (unaudited) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.0%
Arconic Inc., 5.95%, 02/01/37	$40	$40,044
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	25	27,126
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	25	23,091
3.55%, 03/01/38 (Call 09/01/37)	225	220,430
3.65%, 03/01/47 (Call 09/01/46)	10	9,666
5.88%, 02/15/40	10	12,737
6.13%, 02/15/33	50	64,077
6.88%, 03/15/39	10	14,123
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)	26	26,632
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	15	16,386
5.05%, 04/27/45 (Call 10/27/44)	90	102,480
6.15%, 12/15/40	10	12,693
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	70	70,782
3.80%, 03/01/45 (Call 09/01/44)	25	25,152
4.07%, 12/15/42	100	104,995
4.09%, 09/15/52 (Call 03/15/52)	15	15,773
4.50%, 05/15/36 (Call 11/15/35)	45	49,909
4.70%, 05/15/46 (Call 11/15/45)	207	239,696
Series B, 6.15%, 09/01/36	50	64,748
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	125	122,520
4.03%, 10/15/47 (Call 04/15/47)	123	124,373
4.75%, 06/01/43	28	30,958
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	34,877
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	10	11,139
4.70%, 12/15/41	10	11,818
4.88%, 10/15/40	26	31,033
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	25	25,563
4.80%, 12/15/43 (Call 06/15/43)	65	69,807
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	155	147,676
4.05%, 05/04/47 (Call 11/04/46)	25	24,922
4.15%, 05/15/45 (Call 11/16/44)	125	126,059
4.45%, 11/16/38 (Call 05/16/38)	50	53,615
4.50%, 06/01/42	279	296,278
4.63%, 11/16/48 (Call 05/16/48)	50	54,415
5.40%, 05/01/35	25	29,206
6.05%, 06/01/36	25	30,738
6.13%, 07/15/38	32	40,214
7.50%, 09/15/29	70	93,479

		2,499,230

Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	75	62,877
4.25%, 08/09/42	128	112,603
4.50%, 05/02/43	30	27,238
5.38%, 01/31/44	74	75,288
5.80%, 02/14/39 (Call 08/14/38)	25	27,034
5.95%, 02/14/49 (Call 08/14/48)	250	273,240
6.20%, 02/14/59 (Call 08/14/58)	50	54,948
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	50	49,885
4.02%, 04/16/43	110	113,562

Security	Par (000)	Value

Agriculture (continued)
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	$175	$159,826
4.54%, 08/15/47 (Call 02/15/47)	125	111,977
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	100	102,771
Philip Morris International Inc.
3.88%, 08/21/42	44	41,900
4.13%, 03/04/43	120	117,820
4.25%, 11/10/44	80	80,414
4.38%, 11/15/41	60	61,066
4.50%, 03/20/42	75	77,510
4.88%, 11/15/43	50	54,498
6.38%, 05/16/38	15	19,168
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	105,843
5.85%, 08/15/45 (Call 02/12/45)	75	78,157
6.15%, 09/15/43	35	37,727
7.25%, 06/15/37	51	62,196

		1,907,548

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	35	33,785
3.63%, 05/01/43 (Call 11/01/42)	25	25,172
3.88%, 11/01/45 (Call 05/01/45)	147	152,707
VF Corp., 6.45%, 11/01/37	26	34,388

		246,052

Auto Manufacturers — 0.4%
Daimler Finance North America LLC, 8.50%, 01/18/31	133	195,489
Ford Motor Co.
4.75%, 01/15/43	150	124,027
5.29%, 12/08/46 (Call 06/08/46)	50	43,955
7.40%, 11/01/46	25	26,896
7.45%, 07/16/31	125	141,136
General Motors Co.
5.00%, 04/01/35	118	110,439
5.15%, 04/01/38 (Call 10/01/37)	185	171,695
5.20%, 04/01/45	85	76,683
6.25%, 10/02/43	63	63,520
6.60%, 04/01/36 (Call 10/01/35)	31	32,420
6.75%, 04/01/46 (Call 10/01/45)	78	81,909

		1,068,169

Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)	25	23,152
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	50	48,268
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	25	23,513

		94,933

Banks — 4.2%
Bank of America Corp.
4.24%, 04/24/38 (Call 04/24/37)(b)	231	241,446
4.44%, 01/20/48 (Call 01/20/47)(b)	330	355,786
4.88%, 04/01/44	20	22,772
5.00%, 01/21/44	151	175,166
5.88%, 02/07/42	35	44,660
7.75%, 05/14/38	275	391,515
Series L, 4.75%, 04/21/45	80	87,056
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	120	120,872
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)	25	27,226
Barclays PLC, 4.95%, 01/10/47	250	250,900

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(b)	$15	$14,979
4.28%, 04/24/48 (Call 10/24/47)(b)	67	71,036
4.65%, 07/30/45	67	73,758
4.65%, 07/23/48 (Call 06/23/48)	50	55,313
4.75%, 05/18/46	150	160,258
5.30%, 05/06/44	124	141,794
5.88%, 01/30/42	25	31,662
6.13%, 08/25/36	100	119,658
6.63%, 06/15/32	138	172,134
6.68%, 09/13/43	20	26,530
8.13%, 07/15/39	150	231,597
Commonwealth Bank of Australia, 3.90%, 07/12/47(a)	240	249,286
Cooperatieve Rabobank UA, 5.25%, 08/04/45	250	285,527
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	129,375
Fifth Third Bancorp., 8.25%, 03/01/38	87	125,183
Goldman Sachs Capital I, 6.35%, 02/15/34	180	223,402
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)	65	64,405
4.75%, 10/21/45 (Call 04/21/45)	100	109,415
4.80%, 07/08/44 (Call 01/08/44)	115	126,110
5.15%, 05/22/45	280	304,864
6.25%, 02/01/41	145	186,458
6.45%, 05/01/36	25	30,523
6.75%, 10/01/37	288	363,957
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30)(a)(b)(c)	50	75,303
HSBC Holdings PLC
6.10%, 01/14/42	115	151,885
6.50%, 05/02/36	100	124,302
6.50%, 09/15/37	315	395,089
6.80%, 06/01/38	150	194,601
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(b)	296	298,436
3.90%, 01/23/49 (Call 01/23/48)(b)	50	50,055
3.96%, 11/15/48 (Call 11/15/47)(b)	125	127,384
4.03%, 07/24/48 (Call 07/24/47)(b)	90	92,247
4.26%, 02/22/48 (Call 02/22/47)(b)	150	159,550
4.85%, 02/01/44	100	114,365
4.95%, 06/01/45	125	141,764
5.40%, 01/06/42	5	6,101
5.50%, 10/15/40	100	123,349
5.60%, 07/15/41	147	183,988
5.63%, 08/16/43	50	61,452
6.40%, 05/15/38	160	213,002
KfW
0.00%, 04/18/36(d)	145	93,418
0.00%, 06/29/37(d)	200	125,020
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	214,870
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	50	53,730
4.29%, 07/26/38	25	27,265
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)	240	239,868
4.30%, 01/27/45	220	230,358
4.38%, 01/22/47	100	106,371
6.38%, 07/24/42	100	133,382
7.25%, 04/01/32	94	128,231
RBS Capital Trust II, 6.43%, (Call 01/03/34)(b)(c)	25	31,450

Security	Par (000)	Value

Banks (continued)
Regions Financial Corp., 7.38%, 12/10/37	$25	$33,781
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(b)(c)	50	64,147
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	224,160
UBS AG/London, 4.50%, 06/26/48(a)	200	226,752
Wachovia Corp., 5.50%, 08/01/35	40	46,561
Wells Fargo & Co.
3.90%, 05/01/45	65	65,990
4.40%, 06/14/46	50	51,547
4.65%, 11/04/44	175	185,904
4.75%, 12/07/46	55	59,304
4.90%, 11/17/45	170	187,221
5.38%, 02/07/35	41	49,097
5.38%, 11/02/43	150	173,448
5.61%, 01/15/44	250	298,800
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	339,177

		10,917,348

Beverages — 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	250	258,270
4.90%, 02/01/46 (Call 08/01/45)	525	545,958
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	10	9,187
4.63%, 02/01/44	100	99,864
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	70	62,280
4.38%, 04/15/38 (Call 10/15/37)	10	9,918
4.44%, 10/06/48 (Call 04/06/48)	251	244,456
4.60%, 04/15/48 (Call 10/15/47)	225	223,902
4.75%, 04/15/58 (Call 10/15/57)	50	49,612
4.90%, 01/23/31 (Call 10/23/30)	375	413,929
5.45%, 01/23/39 (Call 07/23/38)	25	27,898
5.55%, 01/23/49 (Call 07/23/48)	25	28,385
5.80%, 01/23/59 (Call 07/23/58)	25	28,909
5.88%, 06/15/35	75	86,606
8.20%, 01/15/39	505	725,645
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	50	56,668
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)	60	55,941
4.50%, 05/09/47 (Call 11/09/46)	65	64,524
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	25	26,083
5.88%, 09/30/36	35	44,828
Diageo Investment Corp., 4.25%, 05/11/42	77	84,243
Heineken NV, 4.35%, 03/29/47 (Call 09/29/46)(a)	25	25,817
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	100	94,847
4.50%, 11/15/45 (Call 08/15/45)	10	9,572
4.99%, 05/25/38 (Call 11/25/37)(a)	15	15,933
5.09%, 05/25/48 (Call 11/25/47)(a)(e)	30	31,966
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	120	109,636
5.00%, 05/01/42	100	101,429
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	250	245,952
3.60%, 08/13/42	75	75,533
4.00%, 03/05/42	10	10,631

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.00%, 05/02/47 (Call 11/02/46)	$94	$100,276
4.25%, 10/22/44 (Call 04/22/44)	50	55,133
4.60%, 07/17/45 (Call 01/17/45)	25	28,985

		4,052,816

Biotechnology — 0.8%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	75	75,447
4.56%, 06/15/48 (Call 12/15/47)	50	51,243
4.66%, 06/15/51 (Call 12/15/50)	310	320,487
5.15%, 11/15/41 (Call 05/15/41)	225	247,952
5.65%, 06/15/42 (Call 12/15/41)	50	58,239
5.75%, 03/15/40	15	17,616
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	23	27,291
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	119	132,403
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	250	264,380
4.63%, 05/15/44 (Call 11/15/43)	105	115,147
5.00%, 08/15/45 (Call 02/15/45)	75	86,579
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	7	7,128
4.15%, 03/01/47 (Call 09/01/46)	160	158,496
4.50%, 02/01/45 (Call 08/01/44)	100	103,857
4.60%, 09/01/35 (Call 03/01/35)	205	223,651
4.75%, 03/01/46 (Call 09/01/45)	175	188,652
4.80%, 04/01/44 (Call 10/01/43)	80	86,293
5.65%, 12/01/41 (Call 06/01/41)	25	29,835

		2,194,696

Building Materials — 0.3%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	39,711
4.63%, 07/02/44 (Call 01/02/44)	25	24,982
4.95%, 07/02/64 (Call 01/02/64)(f)	18	17,221
5.13%, 09/14/45 (Call 03/14/45)	4	4,411
Lafarge SA, 7.13%, 07/15/36	70	86,364
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	49,944
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	32	30,064
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	35	29,539
4.40%, 01/30/48 (Call 07/30/47)	25	21,362
7.00%, 12/01/36	39	45,453
Votorantim Cimentos SA, 7.25%, 04/05/41(g)	200	225,534
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	70	66,307
4.70%, 03/01/48 (Call 09/01/47)	25	24,306

		665,198

Chemicals — 0.9%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	50	47,927
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	25	26,119
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	26,364
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(g)	200	227,228
CF Industries Inc.
4.95%, 06/01/43	50	42,972
5.15%, 03/15/34	35	33,014
5.38%, 03/15/44	50	44,773
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	15	15,017
4.38%, 11/15/42 (Call 05/15/42)	127	120,537
4.63%, 10/01/44 (Call 04/01/44)	60	59,192

Security	Par (000)	Value

Chemicals (continued)
5.25%, 11/15/41 (Call 08/15/41)	$13	$13,758
5.55%, 11/30/48 (Call 05/30/48)(a)	15	16,686
7.38%, 11/01/29	230	295,552
9.40%, 05/15/39	31	47,933
DowDuPont Inc.
5.32%, 11/15/38 (Call 05/15/38)	150	168,918
5.42%, 11/15/48 (Call 05/15/48)	50	56,608
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	99	97,217
4.80%, 09/01/42 (Call 03/01/42)	20	19,871
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	55	54,011
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	98	97,568
5.25%, 07/15/43	78	80,917
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	25	23,854
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	10	11,044
5.63%, 11/15/43 (Call 05/15/43)	75	78,028
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	25	23,790
4.90%, 06/01/43 (Call 12/01/42)	65	66,808
5.00%, 04/01/49 (Call 10/01/48)	25	26,166
5.25%, 01/15/45 (Call 07/15/44)	20	21,548
5.63%, 12/01/40	21	23,264
6.13%, 01/15/41 (Call 07/15/40)	50	58,943
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	25	24,079
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	10	9,915
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	40	35,169
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	75	69,712
4.50%, 06/01/47 (Call 12/01/46)	70	69,397
4.55%, 08/01/45 (Call 02/01/45)	10	9,925
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	150	133,719
5.00%, 08/15/46 (Call 02/15/46)	40	39,496

		2,317,039

Commercial Services — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	56	46,340
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	17	19,767
CommonSpirit Health, 4.35%, 11/01/42	35	34,986
DP World PLC, 6.85%, 07/02/37(a)	200	245,170
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	87	91,313
5.50%, 12/08/41	20	24,961
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	125	123,569
5.63%, 03/15/42(a)	10	11,684
7.00%, 10/15/37(a)	160	213,277
George Washington University (The)
4.87%, 09/15/45	25	30,559
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	27,199
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	75	81,927
Massachusetts Institute of Technology
3.96%, 07/01/38	75	80,474
4.68%, 07/01/14	55	69,077
5.60%, 07/01/11	55	81,278
Moody’s Corp., 4.88%, 12/17/48 (Call 06/17/48)	25	28,426

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	$25	$25,106
4.88%, 10/15/40	105	131,919
Princeton University, 5.70%, 03/01/39	50	68,047
S&P Global Inc., 4.50%, 05/15/48 (Call 11/15/47)	25	27,871
United Rentals North America Inc., 5.25%, 01/15/30 (Call 01/15/25)	50	49,112
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	190	195,027
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	10	11,457
William Marsh Rice University, 3.57%, 05/15/45	180	186,350

		1,904,896

Computers — 0.9%
Apple Inc.
3.45%, 02/09/45	85	81,018
3.75%, 11/13/47 (Call 05/13/47)	10	9,949
3.85%, 05/04/43	245	248,697
3.85%, 08/04/46 (Call 02/04/46)	70	70,470
4.25%, 02/09/47 (Call 08/09/46)	85	90,707
4.38%, 05/13/45	95	103,574
4.45%, 05/06/44	100	109,769
4.50%, 02/23/36 (Call 08/23/35)	135	151,486
4.65%, 02/23/46 (Call 08/23/45)	280	317,635
Dell Inc.
5.40%, 09/10/40	25	22,336
6.50%, 04/15/38	25	25,148
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	75	89,859
8.35%, 07/15/46 (Call 01/15/46)(a)	160	195,211
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	103	112,240
6.35%, 10/15/45 (Call 04/15/45)	90	95,538
HP Inc., 6.00%, 09/15/41	75	80,134
International Business Machines Corp.
4.00%, 06/20/42	100	98,950
4.15%, 05/15/39	100	102,422
4.70%, 02/19/46	100	109,533
5.60%, 11/30/39	65	78,770
Leidos Holdings Inc., Series 1, 5.95%, 12/01/40 (Call 06/01/40)	25	24,503
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	25	23,150

		2,241,099

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.95%, 03/15/43	25	25,559
Colgate-Palmolive Co., 4.00%, 08/15/45	120	131,503
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	10	10,949
4.38%, 06/15/45 (Call 12/15/44)	25	28,007
Procter & Gamble Co. (The), 3.50%, 10/25/47	100	103,303
Unilever Capital Corp., 5.90%, 11/15/32	125	161,517

		460,838

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	75	72,307
4.20%, 05/15/47 (Call 11/15/46)	10	10,430
4.60%, 06/15/45 (Call 12/15/44)	125	136,749

		219,486

Diversified Financial Services — 1.0%
Ally Financial Inc. 8.00%, 11/01/31	150	190,454

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co., 4.05%, 12/03/42	$100	$105,786
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44(a)	45	49,409
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	60	61,121
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	60	63,629
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	52	64,965
Credit Suisse USA Inc., 7.13%, 07/15/32	50	68,454
FMR LLC, 7.57%, 06/15/29(a)	100	135,790
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	675	640,150
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	40	42,953
Invesco Finance PLC, 5.38%, 11/30/43	10	11,039
Jefferies Group LLC
6.25%, 01/15/36	75	80,412
6.50%, 01/20/43	25	26,386
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.15%, 01/23/30	135	125,316
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	35	38,342
Legg Mason Inc., 5.63%, 01/15/44	70	74,030
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	30	30,457
3.80%, 11/21/46 (Call 05/21/46)	70	72,747
3.95%, 02/26/48 (Call 08/26/47)	35	37,553
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	50	55,081
Series C, 8.00%, 03/01/32	26	37,112
Navient Corp., 5.63%, 08/01/33	50	39,800
Raymond James Financial Inc., 4.95%, 07/15/46	90	98,949
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	180	198,711
4.30%, 12/14/45 (Call 06/14/45)	175	198,158
Western Union Co. (The), 6.20%, 11/17/36	26	27,629

		2,574,433

Electric — 5.8%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)(e)	225	287,883
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	10	10,073
4.15%, 08/15/44 (Call 02/15/44)	50	52,877
4.30%, 01/02/46 (Call 07/02/45)	10	10,870
6.00%, 03/01/39	135	176,438
Series A, 4.30%, 07/15/48 (Call 01/15/48)	40	43,568
Series B, 3.70%, 12/01/47 (Call 06/01/47)	150	148,867
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	125	125,911
4.15%, 03/15/46 (Call 09/15/45)	60	64,943
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	10,662
7.00%, 04/01/38	76	103,352
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	10	9,779
4.35%, 11/15/45 (Call 05/15/45)	40	43,266
4.50%, 04/01/42 (Call 10/01/41)	26	28,112
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	15	16,410
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	20	21,477
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	75	73,698

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.45%, 01/15/49 (Call 07/15/48)	$50	$54,378
4.50%, 02/01/45 (Call 08/01/44)	103	112,441
5.15%, 11/15/43 (Call 05/15/43)	50	59,088
6.13%, 04/01/36	450	581,283
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	75	79,995
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	105	110,623
4.50%, 04/01/44 (Call 10/01/43)	100	112,622
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	40	44,939
Comision Federal de Electricidad, 6.13%, 06/16/45(g)	200	216,806
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	100	98,682
3.70%, 03/01/45 (Call 09/01/44)	100	99,631
4.00%, 03/01/49 (Call 09/01/48)	25	25,992
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	100	110,695
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	10,828
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	25	24,914
4.45%, 03/15/44 (Call 09/15/43)	150	161,199
4.50%, 12/01/45 (Call 06/01/45)	40	43,594
4.50%, 05/15/58 (Call 11/15/57)	100	108,068
4.63%, 12/01/54 (Call 06/01/54)	100	110,157
Series 06-A, 5.85%, 03/15/36	10	12,357
Series 07-A, 6.30%, 08/15/37	25	32,778
Series 08-B, 6.75%, 04/01/38	80	110,765
Series 09-C, 5.50%, 12/01/39	10	12,226
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	74,614
Series C, 4.30%, 12/01/56 (Call 06/01/56)	25	26,123
Consumers Energy Co.
4.05%, 05/15/48 (Call 11/15/47)	100	107,535
4.35%, 04/15/49 (Call 10/15/48)	25	28,205
Dominion Energy Inc.
7.00%, 06/15/38	50	65,947
Series B, 5.95%, 06/15/35	175	210,320
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	65,648
Series E, 6.30%, 03/15/33	25	31,406
Series F, 5.25%, 08/01/33	50	57,544
Dominion Energy South Carolina Inc.
4.35%, 02/01/42 (Call 08/01/41)	13	13,908
4.60%, 06/15/43 (Call 12/15/42)	10	11,061
5.10%, 06/01/65 (Call 12/01/64)	50	60,952
6.05%, 01/15/38	51	64,527
6.63%, 02/01/32	10	12,918
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	100	100,731
3.75%, 08/15/47 (Call 02/15/47)	25	25,332
4.30%, 07/01/44 (Call 01/01/44)	50	54,938
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	10,480
Series A, 4.05%, 05/15/48 (Call 11/15/47)	25	26,834
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	125	124,597
3.75%, 06/01/45 (Call 12/01/44)	25	25,059
3.88%, 03/15/46 (Call 09/15/45)	75	76,662
4.25%, 12/15/41 (Call 06/15/41)	30	32,363
5.30%, 02/15/40	3	3,658
6.00%, 01/15/38	20	26,013
6.10%, 06/01/37	18	23,408
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	100	93,742

Security	Par (000)	Value

Electric (continued)
3.95%, 08/15/47 (Call 02/15/47)	$25	$24,358
4.80%, 12/15/45 (Call 06/15/45)	50	55,022
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	25	23,640
3.85%, 11/15/42 (Call 05/15/42)	25	25,501
5.65%, 04/01/40	10	12,650
6.40%, 06/15/38	53	72,572
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	35	34,818
6.12%, 10/15/35	50	64,656
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	9,926
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	50	48,580
3.70%, 10/15/46 (Call 04/15/46)	125	124,299
4.10%, 03/15/43 (Call 09/15/42)	25	26,245
4.20%, 08/15/45 (Call 02/15/45)	60	63,601
4.38%, 03/30/44 (Call 09/30/43)	25	27,212
6.30%, 04/01/38	150	202,746
E.ON International Finance BV, 6.65%, 04/30/38(a)	65	82,996
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	50	53,124
4.88%, 01/22/44(a)	90	95,101
5.25%, 10/13/55 (Call 04/13/55)(a)	50	55,810
6.00%, 01/22/14(a)	55	61,835
6.95%, 01/26/39(a)	100	134,513
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	120	126,186
Enel Finance International NV
4.88%, 06/14/29(a)	25	25,749
6.00%, 10/07/39(a)	100	113,107
6.80%, 09/15/37(a)	150	182,157
Entergy Arkansas LLC, 4.20%, 04/01/49 (Call 10/01/48)	25	26,755
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	9,802
4.00%, 03/15/33 (Call 12/15/32)	50	53,906
4.20%, 09/01/48 (Call 03/01/48)	25	26,784
4.95%, 01/15/45 (Call 01/15/25)	50	53,005
Entergy Mississippi LLC, 3.85%, 06/01/49	50	49,970
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	150	156,514
5.10%, 06/15/45 (Call 12/15/44)	65	73,660
5.63%, 06/15/35	60	70,713
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	85	92,376
6.25%, 10/01/39	125	145,459
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	85	92,687
Series C, 7.38%, 11/15/31	175	234,547
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (Call 01/15/44)(a)	75	87,609
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	75	76,391
3.95%, 03/01/48 (Call 09/01/47)	25	26,372
4.05%, 06/01/42 (Call 12/01/41)	75	79,547
4.05%, 10/01/44 (Call 04/01/44)	35	37,501
4.13%, 02/01/42 (Call 08/01/41)	25	26,932
4.13%, 06/01/48 (Call 12/01/47)	50	55,313
5.63%, 04/01/34	25	31,222
5.69%, 03/01/40	25	32,013
5.95%, 02/01/38	75	99,415

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.96%, 04/01/39	$50	$65,179
Georgia Power Co.
4.30%, 03/15/42	65	67,334
Series 10-C, 4.75%, 09/01/40	50	54,396
Great River Energy, 6.25%, 07/01/38(a)	46	52,129
Hydro-Quebec, Series HK, 9.38%, 04/15/30	50	79,873
Iberdrola International BV, 6.75%, 07/15/36	25	32,176
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46
(Call 09/15/45)	200	220,476
Indianapolis Power & Light Co., 4.05%, 05/01/46
(Call 11/01/45)(a)	26	27,255
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	30	28,411
6.25%, 07/15/39	25	31,944
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	10,348
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	55	59,662
4.20%, 03/15/48 (Call 09/15/47)	25	26,883
5.30%, 10/01/41 (Call 04/01/41)	99	117,353
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	25	30,297
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	25,072
5.90%, 11/15/39(a)	75	93,102
MidAmerican Energy Co.
3.95%, 08/01/47 (Call 02/01/47)	50	52,073
4.25%, 05/01/46 (Call 11/01/45)	60	65,339
4.25%, 07/15/49 (Call 01/15/49)	25	27,399
Minejesa Capital BV, 5.63%, 08/10/37(g)	200	198,104
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	35	43,357
National Grid USA, 5.80%, 04/01/35	25	29,354
Nevada Power Co., Series R, 6.75%, 07/01/37	10	13,689
Niagara Mohawk Power Corp.
4.12%, 11/28/42(a)	75	75,604
4.28%, 10/01/34 (Call 04/01/34)(a)	25	26,834
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	76	73,346
3.60%, 05/15/46 (Call 11/15/45)	150	149,607
4.13%, 05/15/44 (Call 11/15/43)	125	134,660
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	90	94,915
NSTAR Electric Co., 4.40%, 03/01/44 (Call 09/01/43)	35	38,541
Oglethorpe Power Corp.
5.25%, 09/01/50	10	11,719
5.38%, 11/01/40	20	23,298
5.95%, 11/01/39	100	123,481
Ohio Power Co., 4.15%, 04/01/48 (Call 10/01/47)	50	53,611
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	25	25,132
4.15%, 04/01/47 (Call 10/01/46)	20	20,924
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	25,676
3.80%, 06/01/49 (Call 12/01/48)(a)	25	25,821
5.30%, 06/01/42 (Call 12/01/41)	150	185,257
7.25%, 01/15/33	50	71,355
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	75	78,874
4.13%, 01/15/49 (Call 07/15/48)	25	26,819
6.00%, 01/15/39	75	96,572
6.25%, 10/15/37	50	66,253

Security	Par (000)	Value

Electric (continued)
PECO Energy Co., 3.70%, 09/15/47 (Call 03/15/47)	$25	$25,220
Perusahaan Listrik Negara PT, 6.15%, 05/21/48(g)	200	221,682
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	21,151
6.50%, 11/15/37	100	134,573
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	15	15,957
5.00%, 03/15/44 (Call 09/15/43)	65	72,184
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	60	62,998
4.15%, 10/01/45 (Call 04/01/45)	15	16,066
4.75%, 07/15/43 (Call 01/15/43)	100	115,611
Progress Energy Inc.
6.00%, 12/01/39	25	30,995
7.00%, 10/30/31	10	13,160
7.75%, 03/01/31	105	144,863
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	49,827
4.10%, 06/15/48 (Call 12/15/47)	25	26,945
4.30%, 03/15/44 (Call 09/15/43)	20	22,078
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	100	99,218
3.65%, 09/01/42 (Call 03/01/42)	10	10,081
3.80%, 03/01/46 (Call 09/01/45)	35	35,849
3.95%, 05/01/42 (Call 11/01/41)	100	104,091
Puget Sound Energy Inc.
4.22%, 06/15/48 (Call 12/15/47)	30	32,494
4.30%, 05/20/45 (Call 11/20/44)	15	16,240
5.64%, 04/15/41 (Call 10/15/40)	16	19,963
5.76%, 10/01/39	25	31,929
5.80%, 03/15/40	10	12,692
6.27%, 03/15/37	45	58,631
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	25	25,444
4.50%, 08/15/40	75	79,121
6.00%, 06/01/39	25	30,222
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(g)	200	207,758
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(g)	300	327,186
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	50	47,051
4.00%, 02/01/48 (Call 08/01/47)	125	117,362
6.00%, 10/15/39	75	90,136
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	154	148,151
4.05%, 03/15/42 (Call 09/15/41)	56	54,040
4.65%, 10/01/43 (Call 04/01/43)	55	57,483
6.05%, 03/15/39	75	89,128
Series 05-E, 5.35%, 07/15/35	35	38,423
Series 08-A, 5.95%, 02/01/38	91	106,503
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	35	32,908
Series C, 3.60%, 02/01/45 (Call 08/01/44)	25	22,369
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	50	50,029
4.40%, 07/01/46 (Call 01/01/46)	25	25,639
Southern Power Co., 5.15%, 09/15/41	25	26,640
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	60	58,765
Southwestern Public Service Co., 3.70%, 08/15/47 (Call 02/15/47)	25	24,795

6

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	$200	$220,402
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	40	40,392
4.35%, 05/15/44 (Call 11/15/43)	25	25,961
Toledo Edison Co. (The), 6.15%, 05/15/37	10	12,653
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	10	12,735
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	50	49,564
3.90%, 09/15/42 (Call 03/15/42)	25	25,735
5.30%, 08/01/37	10	12,005
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	50	54,755
8.88%, 11/15/38	25	40,383
Series B, 4.20%, 05/15/45 (Call 11/15/44)	10	10,574
Series B, 6.00%, 01/15/36	75	93,667
Series C, 4.00%, 11/15/46 (Call 05/15/46)	75	76,901
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	25	26,582
4.13%, 03/01/42 (Call 09/01/41)	26	27,377
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	50	53,972
5.70%, 12/01/36	20	25,126
Wisconsin Power & Light Co., 6.38%, 08/15/37	25	33,781
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	10	11,610
Xcel Energy Inc., 6.50%, 07/01/36	40	51,640

		15,240,639

Electronics — 0.0%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	35	35,037
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	35	36,298
Series 30, 5.38%, 03/01/41	25	31,522

		102,857

Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	83	86,491

Engineering & Construction — 0.1%
Mexico City Airport Trust, 5.50%, 10/31/46(g)	200	192,916

Environmental Control — 0.1%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	10	10,299
4.00%, 07/15/39 (Call 01/15/39)	30	31,150
4.10%, 03/01/45 (Call 09/01/44)	75	78,285

		119,734

Food — 1.0%
Campbell Soup Co.
3.80%, 08/02/42	26	21,494
4.80%, 03/15/48 (Call 09/15/47)(e)	100	96,068
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	25	26,142
5.40%, 11/01/48 (Call 05/01/48)	75	78,622
8.25%, 09/15/30	10	13,197
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	125	118,670
5.40%, 06/15/40	15	16,707
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	35	34,186

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
4.25%, 03/15/35	$25	$25,036
4.38%, 03/15/45	35	34,588
Kellogg Co.
4.50%, 04/01/46	75	74,103
Series B, 7.45%, 04/01/31	70	92,324
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	32	35,848
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	240	211,078
5.00%, 07/15/35 (Call 01/15/35)	65	64,552
5.00%, 06/04/42	75	72,043
5.20%, 07/15/45 (Call 01/15/45)	130	126,629
6.50%, 02/09/40	54	59,715
6.75%, 03/15/32	10	11,711
6.88%, 01/26/39	100	115,123
7.13%, 08/01/39(a)	50	58,730
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	50	43,032
4.45%, 02/01/47 (Call 08/01/46)	100	93,778
4.65%, 01/15/48 (Call 07/15/47)(e)	45	43,235
5.15%, 08/01/43 (Call 02/01/43)	70	71,110
5.40%, 07/15/40 (Call 01/15/40)	25	26,258
5.40%, 01/15/49 (Call 07/15/48)	25	26,531
7.50%, 04/01/31	45	58,056
Mars Inc.
3.20%, 04/01/30 (Call 01/01/30)(a)	50	50,675
3.60%, 04/01/34 (Call 01/01/34)(a)	100	102,664
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	50	50,523
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	45	47,161
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	165	174,674
New Albertsons LP
7.45%, 08/01/29	30	28,390
8.00%, 05/01/31	25	23,705
8.70%, 05/01/30	10	9,844
Safeway Inc., 7.25%, 02/01/31	25	23,721
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	50	52,029
4.85%, 10/01/45 (Call 04/01/45)	25	27,337
5.38%, 09/21/35	16	18,516
Tesco PLC, 6.15%, 11/15/37(a)	100	111,984
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	40	39,846
4.88%, 08/15/34 (Call 02/15/34)	75	81,987
5.15%, 08/15/44 (Call 02/15/44)	50	53,695

		2,645,317

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	66	91,644
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	82	75,921
4.40%, 08/15/47 (Call 02/15/47)	154	144,788
4.80%, 06/15/44 (Call 12/15/43)	105	103,996
5.15%, 05/15/46 (Call 11/15/45)	10	10,365
6.00%, 11/15/41 (Call 05/15/41)	10	11,272
7.30%, 11/15/39	31	39,118

		477,104

7

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.4%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	$25	$26,435
4.15%, 01/15/43 (Call 07/15/42)	75	78,760
5.50%, 06/15/41 (Call 12/15/40)	25	30,875
Boston Gas Co., 4.49%, 02/15/42(a)	25	26,604
Brooklyn Union Gas Co. (The), 4.27%, 03/15/48 (Call 09/15/47)(a)	25	26,651
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	50	55,670
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	100	124,103
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	110	113,474
4.80%, 02/15/44 (Call 08/15/43)	100	108,006
5.25%, 02/15/43 (Call 08/15/42)	25	28,992
5.65%, 02/01/45 (Call 08/01/44)	65	77,105
5.95%, 06/15/41 (Call 12/15/40)	26	30,921
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	90	102,456
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46
(Call 05/01/46)	25	23,366
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	20	19,949
5.13%, 11/15/40	20	22,985
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	15	16,191
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	15	16,591
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	50	51,957
4.40%, 05/30/47 (Call 11/30/46)	50	51,981
5.88%, 03/15/41 (Call 09/15/40)	61	73,230
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	25	24,036

		1,130,338

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.85%, 11/15/48 (Call 05/15/48)	50	57,538

Health Care - Products — 0.8%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	295	334,663
4.75%, 04/15/43 (Call 10/15/42)	50	56,321
4.90%, 11/30/46 (Call 05/30/46)	150	176,485
5.30%, 05/27/40	60	71,368
6.15%, 11/30/37	16	20,549
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	35	31,445
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	61	65,582
4.69%, 12/15/44 (Call 06/15/44)	75	80,220
5.00%, 11/12/40	35	37,710
Boston Scientific Corp., 7.38%, 01/15/40	50	70,608
Koninklijke Philips NV, 5.00%, 03/15/42	70	80,034
Medtronic Inc.
4.38%, 03/15/35	275	304,659
4.63%, 03/15/45	230	265,684
Stryker Corp.
4.38%, 05/15/44 (Call 12/15/43)	85	90,288
4.63%, 03/15/46 (Call 09/15/45)	100	110,320
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	56	57,109
5.30%, 02/01/44 (Call 08/01/43)	20	23,543
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 07/15/45)	90	90,643

		1,967,231

Security	Par (000)	Value

Health Care - Services — 1.3%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	$125	$108,241
4.13%, 11/15/42 (Call 05/15/42)	25	22,590
4.50%, 05/15/42 (Call 11/15/41)	65	62,038
4.75%, 03/15/44 (Call 09/15/43)	10	10,007
6.63%, 06/15/36	94	113,461
6.75%, 12/15/37	35	42,638
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	74	73,836
4.63%, 05/15/42	125	128,605
4.65%, 01/15/43	135	139,676
4.65%, 08/15/44 (Call 02/15/44)	90	92,894
5.10%, 01/15/44	25	27,144
Ascension Health, 3.95%, 11/15/46	160	170,381
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	75	80,744
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	20	21,949
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	50	43,932
HCA Inc.
5.50%, 06/15/47 (Call 12/15/46)	100	105,546
7.50%, 11/06/33	25	28,549
7.50%, 11/15/95	10	10,234
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	146	146,584
4.80%, 03/15/47 (Call 09/14/46)	50	51,123
4.95%, 10/01/44 (Call 04/01/44)	25	26,043
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	190	208,728
4.88%, 04/01/42	30	35,825
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	63	63,948
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	100	110,850
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	10	9,953
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	100	107,658
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	100	99,779
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	89	93,425
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	17	17,912
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	38,177
Tenet Healthcare Corp., 6.88%, 11/15/31	25	22,500
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	72	70,917
3.95%, 10/15/42 (Call 04/15/42)	45	45,532
4.20%, 01/15/47 (Call 07/15/46)	25	26,294
4.25%, 03/15/43 (Call 09/15/42)	58	60,928
4.25%, 04/15/47 (Call 10/15/46)	100	105,834
4.38%, 03/15/42 (Call 09/15/41)	75	80,569
4.63%, 07/15/35	297	331,259
4.63%, 11/15/41 (Call 05/15/41)	45	49,319
4.75%, 07/15/45	170	192,612
5.80%, 03/15/36	54	67,345
6.88%, 02/15/38	67	93,607

		3,439,186

8

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified — 0.1%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	$100	$144,098

Home Builders — 0.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	25	22,075
PulteGroup Inc.
6.00%, 02/15/35	25	24,934
6.38%, 05/15/33	25	25,842
7.88%, 06/15/32	25	29,380

		102,231

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	75	70,122

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	95	88,287
3.90%, 05/04/47 (Call 11/04/46)	50	52,383
5.30%, 03/01/41	25	31,056
6.63%, 08/01/37	25	34,888

		206,614

Housewares — 0.0%
Newell Brands Inc., 5.38%, 04/01/36 (Call 10/01/35)	95	91,838

Insurance — 2.6%
Aflac Inc., 4.00%, 10/15/46 (Call 04/15/46)	75	76,086
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	50	53,988
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	60	63,907
4.50%, 06/15/43	45	49,624
5.35%, 06/01/33	50	60,629
5.55%, 05/09/35	60	73,300
6.50%, 05/15/67 (Call 05/15/37)(b)	25	27,897
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	65	63,984
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	75	72,098
4.38%, 01/15/55 (Call 07/15/54)	130	124,448
4.50%, 07/16/44 (Call 01/16/44)	245	246,933
4.70%, 07/10/35 (Call 01/10/35)	50	52,209
4.80%, 07/10/45 (Call 01/10/45)	25	26,069
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	55	57,597
4.75%, 05/15/45 (Call 11/15/44)	59	63,650
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	50	57,936
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	50	58,320
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	75	75,425
AXA SA, 8.60%, 12/15/30	161	221,277
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	25	26,695
4.25%, 01/15/49 (Call 07/15/48)	100	108,070
4.30%, 05/15/43	25	27,087
4.40%, 05/15/42	25	27,333
5.75%, 01/15/40	48	61,298
Berkshire Hathaway Inc., 4.50%, 02/11/43	112	124,806
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	125	99,336
Chubb Corp. (The)
6.00%, 05/11/37	16	21,013
Series 1, 6.50%, 05/15/38	20	27,836
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	27,103

Security	Par (000)	Value

Insurance (continued)
4.35%, 11/03/45 (Call 05/03/45)	$15	$16,849
6.70%, 05/15/36	25	34,708
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	100	103,815
Genworth Holdings Inc., 6.50%, 06/15/34	25	18,938
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	25	27,980
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)	75	82,304
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	60	61,913
4.40%, 03/15/48 (Call 09/15/47)	15	15,728
6.10%, 10/01/41	65	82,069
Liberty Mutual Group Inc.
4.85%, 08/01/44(a)	75	80,434
6.50%, 05/01/42(a)	75	95,857
7.80%, 03/07/87(a)	40	49,634
Lincoln National Corp.
6.15%, 04/07/36	60	73,076
7.00%, 06/15/40	90	121,667
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	45	45,903
Manulife Financial Corp., 5.38%, 03/04/46	65	79,508
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	30	27,960
5.00%, 04/05/46	65	66,938
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	105	106,224
4.75%, 03/15/39 (Call 09/15/38)	40	44,371
4.90%, 03/15/49 (Call 09/15/48)	75	84,664
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65(a)	25	26,378
8.88%, 06/01/39(a)	14	22,445
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	25	30,965
MetLife Inc.
4.05%, 03/01/45	75	77,336
4.13%, 08/13/42	51	53,000
4.88%, 11/13/43	191	219,472
5.70%, 06/15/35	53	66,596
6.38%, 06/15/34	63	83,660
6.40%, 12/15/36 (Call 12/15/31)	125	138,084
6.50%, 12/15/32	55	72,984
Series N, 4.72%, 12/15/44	50	56,190
Nationwide Financial Services Inc., 6.75%, 05/15/87	10	10,915
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	100	139,311
9.38%, 08/15/39(a)	25	39,794
New York Life Insurance Co.
5.88%, 05/15/33(a)	95	120,028
6.75%, 11/15/39(a)	60	83,782
Northwestern Mutual Life Insurance Co. (The)
3.85%, 09/30/47 (Call 03/30/47)(a)	20	20,213
6.06%, 03/30/40(a)	130	170,560
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	100	93,975
Principal Financial Group Inc.
4.35%, 05/15/43	26	26,591
4.63%, 09/15/42	100	106,915
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	115	122,314
4.20%, 03/15/48 (Call 09/15/47)	25	26,822
4.35%, 04/25/44	35	38,432

9

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Provident Financing Trust I, 7.41%, 03/15/38	$25	$27,244
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	75	74,837
3.94%, 12/07/49 (Call 06/07/49)	50	50,362
4.60%, 05/15/44	125	138,341
5.70%, 12/14/36	51	62,996
Series D, 6.63%, 12/01/37	50	67,068
Securian Financial Group Inc., 4.80%, 04/15/48(a)	50	53,788
Sompo International Holdings Ltd., 7.00%, 07/15/34	10	12,787
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	75	79,825
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)	110	117,100
4.90%, 09/15/44(a)	100	114,879
6.85%, 12/16/39(a)	104	145,052
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	14,103
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	100	100,572
4.30%, 08/25/45 (Call 02/25/45)	40	44,014
4.60%, 08/01/43	25	28,459
5.35%, 11/01/40	2	2,500
6.25%, 06/15/37	50	67,062
6.75%, 06/20/36	90	125,802
Unum Group, 5.75%, 08/15/42	75	84,893
Voya Financial Inc., 5.70%, 07/15/43	35	41,950
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	55,764
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	28,173
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	20	21,446
WR Berkley Corp., 4.75%, 08/01/44	35	37,377
XLIT Ltd.
5.25%, 12/15/43	10	11,957
5.50%, 03/31/45	50	58,120

		6,909,727

Internet — 0.5%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	200	199,730
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	182	194,098
4.05%, 08/22/47 (Call 02/22/47)	287	311,300
4.25%, 08/22/57 (Call 02/22/57)	40	43,909
4.80%, 12/05/34 (Call 06/05/34)	120	141,890
4.95%, 12/05/44 (Call 06/05/44)	145	176,764
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	92	81,929
Netflix Inc., 5.38%, 11/15/29(a)	55	55,860

		1,205,480

Iron & Steel — 0.2%
Cleveland-Cliffs Inc., 6.25%, 10/01/40	25	21,506
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	50	58,215
6.40%, 12/01/37	35	45,356
U.S. Steel Corp., 6.65%, 06/01/37	25	20,016
Vale Overseas Ltd.
6.88%, 11/21/36	102	114,294
6.88%, 11/10/39	165	185,539
Vale SA, 5.63%, 09/11/42	50	50,115

		495,041

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	10	9,740

Security	Par (000)	Value

Machinery — 0.3%
ABB Finance USA Inc., 4.38%, 05/08/42	$72	$80,228
Caterpillar Inc.
3.80%, 08/15/42	110	114,414
4.30%, 05/15/44 (Call 11/15/43)	15	16,823
4.75%, 05/15/64 (Call 11/15/63)	75	87,897
5.20%, 05/27/41	41	50,446
6.05%, 08/15/36	25	32,503
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	25	28,566
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	154	163,266
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	45	52,280
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	58	63,497

		689,920

Manufacturing — 0.8%
3M Co.
3.63%, 10/15/47 (Call 04/15/47)	10	9,736
3.88%, 06/15/44	45	46,184
4.00%, 09/14/48 (Call 03/14/48)	50	52,059
5.70%, 03/15/37	122	155,916
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	10	9,961
4.00%, 11/02/32	90	96,497
4.15%, 11/02/42	75	77,534
General Electric Co.
4.13%, 10/09/42	165	147,244
4.50%, 03/11/44	125	117,506
5.88%, 01/14/38	250	274,802
6.15%, 08/07/37	15	16,982
6.88%, 01/10/39	135	164,888
Series A, 6.75%, 03/15/32	125	150,753
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	28	29,902
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	75	76,501
5.75%, 06/15/43	65	78,706
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	55	57,339
4.20%, 11/21/34 (Call 05/21/34)	45	48,749
4.45%, 11/21/44 (Call 05/21/44)	100	108,877
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	268,060

		1,988,196

Media — 2.8%
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	60	58,803
4.85%, 07/01/42 (Call 01/01/42)	65	65,467
4.90%, 08/15/44 (Call 02/15/44)	35	35,845
5.90%, 10/15/40 (Call 04/15/40)	10	11,399
7.88%, 07/30/30	35	46,352
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	65	66,464
5.38%, 05/01/47 (Call 11/01/46)	195	194,444
5.75%, 04/01/48 (Call 10/01/47)	25	26,260
6.38%, 10/23/35 (Call 04/23/35)	150	168,081
6.48%, 10/23/45 (Call 04/23/45)	250	281,327
6.83%, 10/23/55 (Call 04/23/55)	25	28,273
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	140	129,926
3.40%, 07/15/46 (Call 01/15/46)	95	86,393

10

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.90%, 03/01/38 (Call 09/01/37)	$25	$25,242
3.97%, 11/01/47 (Call 05/01/47)	105	104,372
4.00%, 08/15/47 (Call 02/15/47)	50	49,911
4.00%, 03/01/48 (Call 09/01/47)	10	9,970
4.00%, 11/01/49 (Call 05/01/49)	111	110,330
4.05%, 11/01/52 (Call 05/01/52)	126	125,748
4.20%, 08/15/34 (Call 02/15/34)	165	176,398
4.25%, 10/15/30 (Call 07/15/30)	25	27,025
4.25%, 01/15/33	209	225,438
4.40%, 08/15/35 (Call 02/25/35)	125	134,595
4.50%, 01/15/43	25	26,809
4.60%, 10/15/38 (Call 04/15/38)	100	109,644
4.60%, 08/15/45 (Call 02/15/45)	125	135,851
4.65%, 07/15/42	75	82,391
4.70%, 10/15/48 (Call 04/15/48)	150	166,819
4.75%, 03/01/44	75	82,913
4.95%, 10/15/58 (Call 04/15/58)	275	315,065
5.65%, 06/15/35	25	30,148
6.40%, 05/15/38	29	37,863
6.40%, 03/01/40	25	32,559
6.45%, 03/15/37	25	32,612
6.50%, 11/15/35	75	97,154
7.05%, 03/15/33	42	56,861
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	85	78,714
4.70%, 12/15/42(a)	100	96,103
4.80%, 02/01/35 (Call 08/01/34)(a)	25	24,793
Discovery Communications LLC
4.88%, 04/01/43	75	71,710
4.95%, 05/15/42	50	48,520
5.00%, 09/20/37 (Call 03/20/37)	95	94,549
5.20%, 09/20/47 (Call 03/20/47)	85	85,164
6.35%, 06/01/40	35	39,499
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)(a)	25	28,477
5.58%, 01/25/49 (Call 07/25/48)(a)	25	29,101
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 06/30/45)	200	229,136
Liberty Interactive LLC
8.25%, 02/01/30	40	40,397
8.50%, 07/15/29	25	25,240
NBCUniversal Media LLC
4.45%, 01/15/43	25	26,463
5.95%, 04/01/41	125	156,071
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	25	28,563
5.85%, 04/15/40	145	166,199
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	105	92,897
5.50%, 09/01/41 (Call 03/01/41)	90	89,817
5.88%, 11/15/40 (Call 05/15/40)	65	67,082
6.55%, 05/01/37	155	171,094
6.75%, 06/15/39	35	39,105
7.30%, 07/01/38	115	134,294
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	25	32,490
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	25	22,537
3.70%, 12/01/42	10	10,171
4.13%, 06/01/44(e)	160	174,485
4.38%, 08/16/41	10	11,120

Security	Par (000)	Value

Media (continued)
Series B, 7.00%, 03/01/32	$31	$43,464
Series E, 4.13%, 12/01/41	25	26,751
Viacom Inc.
4.38%, 03/15/43	85	79,286
5.25%, 04/01/44 (Call 10/01/43)	25	25,695
5.85%, 09/01/43 (Call 03/01/43)	60	67,148
6.88%, 04/30/36	154	185,461
Walt Disney Co. (The)
4.75%, 09/15/44 (Call 03/15/44)(a)	25	29,348
4.95%, 10/15/45 (Call 04/15/45)(a)	10	12,205
5.40%, 10/01/43(a)	50	62,856
6.15%, 03/01/37(a)	49	64,623
6.15%, 02/15/41(a)	80	108,039
6.20%, 12/15/34(a)	36	47,811
6.40%, 12/15/35(a)	167	224,804
6.65%, 11/15/37(a)	125	174,016
6.90%, 08/15/39(a)	50	72,186
7.75%, 12/01/45(a)	30	48,468
Warner Media LLC
4.65%, 06/01/44 (Call 12/01/43)	75	74,308
4.85%, 07/15/45 (Call 01/15/45)	41	42,301
4.90%, 06/15/42	185	190,356
5.35%, 12/15/43	70	75,568
5.38%, 10/15/41	10	10,833
6.10%, 07/15/40	25	29,319
6.25%, 03/29/41	30	35,794

		7,239,183

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	25	25,992
4.38%, 06/15/45 (Call 12/15/44)	25	27,747

		53,739

Mining — 0.8%
Barrick Gold Corp.
5.25%, 04/01/42	152	164,390
6.45%, 10/15/35	40	47,720
Barrick North America Finance LLC
5.70%, 05/30/41	39	44,164
5.75%, 05/01/43	63	73,096
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	50	57,626
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	40	42,317
5.00%, 09/30/43	235	279,772
Corp. Nacional del Cobre de Chile, 4.25%, 07/17/42(a)	200	204,624
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	44,714
5.45%, 03/15/43 (Call 09/15/42)	95	81,337
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	44,617
6.90%, 11/15/37(a)	24	27,607
Newcrest Finance Pty Ltd., 5.75%, 11/15/41(a)	35	38,495
Newmont Goldcorp Corp.
4.88%, 03/15/42 (Call 09/15/41)	75	78,016
5.45%, 06/09/44 (Call 12/09/43)(a)	10	11,092
5.88%, 04/01/35	50	58,109
6.25%, 10/01/39	50	60,228
Rio Tinto Alcan Inc.
5.75%, 06/01/35	75	91,467
6.13%, 12/15/33	2	2,604

11

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	$50	$60,017
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	45	47,872
4.75%, 03/22/42 (Call 09/22/41)	75	85,922
Southern Copper Corp.
5.25%, 11/08/42	140	144,763
5.88%, 04/23/45	175	193,877
6.75%, 04/16/40	10	11,935
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	24,176
5.40%, 02/01/43 (Call 08/01/42)	50	49,202
6.00%, 08/15/40 (Call 02/15/40)	25	25,748
6.13%, 10/01/35	35	37,585
6.25%, 07/15/41 (Call 01/15/41)	31	32,426

		2,165,518

Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39(e)	50	48,357

Oil & Gas — 4.3%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	62	81,753
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	25	24,870
6.20%, 03/15/40	29	34,596
6.45%, 09/15/36	150	180,462
6.60%, 03/15/46 (Call 09/15/45)	80	102,026
7.95%, 06/15/39	25	35,408
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	25	22,319
4.75%, 04/15/43 (Call 10/15/42)	169	160,974
5.10%, 09/01/40 (Call 03/01/40)	90	89,041
6.00%, 01/15/37	2	2,211
7.75%, 12/15/29	120	150,966
Burlington Resources LLC, 7.20%, 08/15/31	100	134,517
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	85	90,975
6.25%, 03/15/38	155	188,285
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	60	53,073
5.20%, 09/15/43 (Call 03/15/43)	10	9,667
5.25%, 06/15/37 (Call 12/15/36)	50	49,396
5.40%, 06/15/47 (Call 12/15/46)	55	54,707
6.75%, 11/15/39	125	139,755
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	212,210
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	80	84,042
Conoco Funding Co., 7.25%, 10/15/31	50	68,089
ConocoPhillips
5.90%, 10/15/32	100	125,802
5.90%, 05/15/38	50	63,780
6.50%, 02/01/39	125	170,771
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	9	9,711
5.95%, 03/15/46 (Call 09/15/45)	25	33,490
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	100	101,048
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	54	56,624
5.00%, 06/15/45 (Call 12/15/44)	100	108,870
5.60%, 07/15/41 (Call 01/15/41)	95	108,796

Security	Par (000)	Value

Oil & Gas (continued)
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	$37	$21,830
5.70%, 10/15/39	35	22,021
Ecopetrol SA
5.88%, 05/28/45	200	205,636
7.38%, 09/18/43	50	60,737
Encana Corp.
6.50%, 08/15/34	54	65,802
6.50%, 02/01/38	35	41,284
6.63%, 08/15/37	30	35,973
7.38%, 11/01/31	25	31,781
8.13%, 09/15/30	75	99,102
Ensco Rowan PLC, 5.75%, 10/01/44 (Call 04/01/44)	50	28,868
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	60	62,016
Equinor ASA
3.95%, 05/15/43	75	77,929
4.25%, 11/23/41	215	232,671
4.80%, 11/08/43	50	58,956
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	75	75,778
4.11%, 03/01/46 (Call 09/01/45)	200	220,380
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(g)	200	239,614
Hess Corp.
5.60%, 02/15/41	75	75,745
5.80%, 04/01/47 (Call 10/01/46)	75	78,481
6.00%, 01/15/40	100	104,672
7.30%, 08/15/31	31	37,155
Husky Energy Inc., 6.80%, 09/15/37	20	24,771
KazMunayGas National Co. JSC, 6.38%, 10/24/48(g)	250	282,455
Kerr-McGee Corp., 7.88%, 09/15/31	10	13,428
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	20	21,452
6.60%, 10/01/37	90	108,576
6.80%, 03/15/32	10	12,286
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	65	62,863
4.75%, 09/15/44 (Call 03/15/44)	110	110,460
6.50%, 03/01/41 (Call 09/01/40)	38	46,327
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	35	41,659
Murphy Oil Corp., 5.63%, 12/01/42 (Call 06/01/42)	25	21,758
Nexen Inc.
6.40%, 05/15/37	110	145,828
7.50%, 07/30/39	50	75,184
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	25	25,555
5.05%, 11/15/44 (Call 05/15/44)	90	93,310
5.25%, 11/15/43 (Call 05/15/43)	15	15,748
6.00%, 03/01/41 (Call 09/01/40)	88	98,464
Noble Holding International Ltd.
5.25%, 03/15/42	25	14,450
6.05%, 03/01/41	25	14,624
6.20%, 08/01/40	26	15,724
8.95%, 04/01/45 (Call 10/01/44)	25	18,591
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	135	129,703
4.40%, 04/15/46 (Call 10/15/45)	119	117,491
4.63%, 06/15/45 (Call 12/15/44)	40	41,106

12

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Pertamina Persero PT, 5.63%, 05/20/43(g)	$200	$207,156
Petrobras Global Finance BV
6.85%, 12/31/99	200	196,300
6.88%, 01/20/40	14	14,446
7.25%, 03/17/44	130	138,116
Petro-Canada
5.35%, 07/15/33	10	11,550
6.80%, 05/15/38	140	184,796
Petroleos del Peru SA, 4.75%, 06/19/32(g)	200	206,150
Petroleos Mexicanos
5.50%, 06/27/44	100	80,931
5.63%, 01/23/46	200	163,320
6.38%, 01/23/45	220	194,066
6.50%, 06/02/41	525	474,889
6.63%, 06/15/35	100	93,995
6.75%, 09/21/47	364	329,624
Petronas Capital Ltd., 4.50%, 03/18/45(g)	200	228,360
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	139	149,055
4.88%, 11/15/44 (Call 05/15/44)	190	205,375
Pride International LLC, 7.88%, 08/15/40	25	17,500
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	25	14,589
5.85%, 01/15/44 (Call 07/15/43)(e)	25	14,439
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	195,834
Shell International Finance BV
3.63%, 08/21/42	25	24,746
3.75%, 09/12/46	95	96,443
4.00%, 05/10/46	185	194,011
4.13%, 05/11/35	92	99,606
4.38%, 05/11/45	175	192,293
4.55%, 08/12/43	20	22,396
5.50%, 03/25/40	100	125,521
6.38%, 12/15/38	150	204,814
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(g)	300	321,789
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	10	9,836
5.95%, 12/01/34	50	61,682
6.50%, 06/15/38	125	161,171
6.85%, 06/01/39	25	33,436
7.15%, 02/01/32	16	21,025
Transocean Inc.
6.80%, 03/15/38	75	55,645
7.50%, 04/15/31	35	29,034
9.35%, 12/15/41	25	22,645
Valero Energy Corp.
4.90%, 03/15/45	50	52,149
6.63%, 06/15/37	175	212,457
7.50%, 04/15/32	6	7,850
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(g)	50	39,914

		11,285,432

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	90	97,580
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
4.08%, 12/15/47 (Call 06/15/47)	91	84,147
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	48,576
4.75%, 08/01/43 (Call 02/01/43)	108	109,938

Security	Par (000)	Value

Oil & Gas Services (continued)
4.85%, 11/15/35 (Call 05/15/35)	$131	$137,344
5.00%, 11/15/45 (Call 05/15/45)	125	130,562
6.70%, 09/15/38	53	65,910
7.45%, 09/15/39	2	2,659
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	64	54,015

		730,731

Packaging & Containers — 0.0%
Sealed Air Corp., 6.88%, 07/15/33(a)	25	27,189
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	40	45,994
WestRock MWV LLC, 8.20%, 01/15/30	10	13,358
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	25	25,315

		111,856

Pharmaceuticals — 3.1%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	280	273,700
4.40%, 11/06/42	145	137,472
4.45%, 05/14/46 (Call 11/14/45)	120	113,562
4.50%, 05/14/35 (Call 11/14/34)	125	124,747
4.70%, 05/14/45 (Call 11/14/44)	195	191,155
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	124	120,692
4.75%, 03/15/45 (Call 09/15/44)	55	53,394
4.85%, 06/15/44 (Call 12/15/43)	123	120,294
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	35	32,321
4.30%, 12/15/47 (Call 06/15/47)	75	69,567
AstraZeneca PLC
4.00%, 09/18/42	30	29,770
4.38%, 11/16/45	53	55,558
4.38%, 08/17/48 (Call 02/17/48)	15	15,748
6.45%, 09/15/37	325	418,918
Bayer U.S. Finance II LLC
4.20%, 07/15/34 (Call 01/15/34)(a)	195	180,375
4.40%, 07/15/44 (Call 01/15/44)(a)	115	101,530
4.63%, 06/25/38 (Call 12/25/37)(a)	25	23,900
4.70%, 07/15/64 (Call 01/15/64)(a)	56	47,930
4.88%, 06/25/48 (Call 12/25/47)(a)	25	24,050
Bristol-Myers Squibb Co.
3.25%, 08/01/42	110	98,971
3.40%, 07/26/29 (Call 04/26/29)(a)	200	204,634
4.13%, 06/15/39 (Call 12/15/38)(a)	150	156,334
4.25%, 10/26/49 (Call 04/26/49)(a)	50	52,651
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	50	44,550
4.50%, 11/15/44 (Call 05/15/44)	40	36,467
4.60%, 03/15/43	15	13,815
Cigna Corp.
4.80%, 08/15/38 (Call 02/15/38)(a)	100	102,078
4.90%, 12/15/48 (Call 06/15/48)(a)	285	291,025
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	150	149,656
4.88%, 07/20/35 (Call 01/20/35)	115	117,467
5.05%, 03/25/48 (Call 09/25/47)	475	482,899
5.13%, 07/20/45 (Call 01/20/45)	250	255,777
5.30%, 12/05/43 (Call 06/05/43)	122	126,973
6.13%, 09/15/39	25	28,527
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	54	54,564

13

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 03/15/39 (Call 09/15/38)	$45	$47,412
3.95%, 05/15/47 (Call 11/15/46)	100	105,177
3.95%, 03/15/49 (Call 09/15/48)	25	26,279
4.15%, 03/15/59 (Call 09/15/58)	25	26,416
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	75	75,235
6.13%, 11/15/41	51	60,534
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	110	119,065
5.38%, 04/15/34	65	79,526
6.38%, 05/15/38	100	134,188
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	181	181,527
3.50%, 01/15/48 (Call 07/15/47)	53	53,210
3.55%, 03/01/36 (Call 09/01/35)	190	195,248
3.63%, 03/03/37 (Call 09/03/36)	160	165,835
3.70%, 03/01/46 (Call 09/01/45)	145	150,139
4.38%, 12/05/33 (Call 06/05/33)	59	66,950
4.50%, 09/01/40	25	28,537
4.50%, 12/05/43 (Call 06/05/43)	45	51,942
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	65	69,453
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	50	55,857
5.90%, 11/01/39	25	31,757
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	50	50,136
3.70%, 02/10/45 (Call 08/10/44)	175	177,896
4.15%, 05/18/43	115	124,849
6.50%, 12/01/33	15	20,601
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	65	61,016
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	75	68,143
Novartis Capital Corp.
3.70%, 09/21/42	10	10,198
4.00%, 11/20/45 (Call 05/20/45)	42	44,780
4.40%, 05/06/44	177	199,886
Pfizer Inc.
4.00%, 12/15/36	175	185,274
4.13%, 12/15/46	34	36,543
4.20%, 09/15/48 (Call 03/15/48)	50	54,395
4.30%, 06/15/43	110	119,725
4.40%, 05/15/44	115	127,005
5.60%, 09/15/40	60	76,273
7.20%, 03/15/39	125	185,426
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	8,580
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	165	106,986
Wyeth LLC
5.95%, 04/01/37	150	193,495
6.50%, 02/01/34	40	54,424
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	100	98,981
4.70%, 02/01/43 (Call 08/01/42)	75	82,986

		8,162,956

Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(g)	200	211,958
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.20%, 12/01/47 (Call 06/01/47)	50	50,513
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	10,593

Security	Par (000)	Value

Pipelines (continued)
Buckeye Partners LP, 5.85%, 11/15/43 (Call 05/15/43)	$50	$46,026
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	35,378
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	50	57,474
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	23,513
6.45%, 11/03/36(a)	15	15,543
6.75%, 09/15/37(a)	25	26,236
8.13%, 08/16/30	25	29,858
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	40	36,479
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	24,157
7.38%, 10/15/45 (Call 04/15/45)	25	35,804
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	10	10,422
5.50%, 12/01/46 (Call 05/29/46)(e)	64	78,056
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	70	68,006
5.15%, 03/15/45 (Call 09/15/44)	15	14,491
5.30%, 04/15/47 (Call 10/15/46)	50	49,475
5.95%, 10/01/43 (Call 04/01/43)	60	63,351
6.05%, 06/01/41 (Call 12/01/40)	50	53,279
6.13%, 12/15/45 (Call 06/15/45)	115	125,123
6.25%, 04/15/49 (Call 10/15/48)	25	28,015
6.50%, 02/01/42 (Call 08/01/41)	125	140,917
6.63%, 10/15/36	60	67,951
7.50%, 07/01/38	25	30,647
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	40	33,936
5.45%, 06/01/47 (Call 12/01/46)	50	43,664
5.60%, 04/01/44 (Call 10/01/43)	15	13,284
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	44	44,229
4.85%, 08/15/42 (Call 02/15/42)	233	250,254
4.85%, 03/15/44 (Call 09/15/43)	69	73,257
4.90%, 05/15/46 (Call 11/15/45)	15	16,124
4.95%, 10/15/54 (Call 04/15/54)	30	32,295
5.10%, 02/15/45 (Call 08/15/44)	164	180,339
5.95%, 02/01/41	2	2,372
6.13%, 10/15/39	60	72,661
6.45%, 09/01/40	35	43,435
7.55%, 04/15/38	10	13,483
Series D, 6.88%, 03/01/33	10	12,798
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	25	25,942
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	49,014
5.00%, 08/15/42 (Call 02/15/42)	20	20,174
5.00%, 03/01/43 (Call 09/01/42)	45	45,473
5.40%, 09/01/44 (Call 03/01/44)	50	53,242
5.50%, 03/01/44 (Call 09/01/43)	100	106,973
5.80%, 03/15/35	20	22,453
6.38%, 03/01/41	60	69,893
6.50%, 09/01/39	10	11,768
6.55%, 09/15/40	50	59,627
6.95%, 01/15/38	75	92,362
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	100	101,799
5.20%, 03/01/48 (Call 09/01/47)	50	52,277

14

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.30%, 12/01/34 (Call 06/01/34)	$75	$82,402
5.55%, 06/01/45 (Call 12/01/44)	85	92,100
7.75%, 01/15/32	75	99,460
7.80%, 08/01/31	70	90,685
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	75	73,787
4.25%, 09/15/46 (Call 03/15/46)	15	14,929
4.85%, 02/01/49 (Call 08/01/48)	25	26,965
5.15%, 10/15/43 (Call 04/15/43)	25	27,598
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	75	71,924
4.70%, 04/15/48 (Call 10/15/47)	50	47,895
5.20%, 03/01/47 (Call 09/01/46)	90	91,426
5.50%, 02/15/49 (Call 08/15/48)	105	111,718
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	25	30,807
ONEOK Inc.
5.20%, 07/15/48 (Call 01/15/48)	50	52,163
6.00%, 06/15/35	10	10,996
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	150	168,690
6.20%, 09/15/43 (Call 03/15/43)	60	68,609
6.85%, 10/15/37	35	41,802
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	100	103,210
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	75	69,810
4.90%, 02/15/45 (Call 08/15/44)	60	57,628
5.15%, 06/01/42 (Call 12/01/41)	60	58,611
6.65%, 01/15/37	10	11,393
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)	25	27,183
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	50	51,431
5.95%, 09/25/43 (Call 03/25/43)	20	24,204
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	64,729
5.35%, 05/15/45 (Call 11/15/44)	9	9,013
5.40%, 10/01/47 (Call 04/01/47)	129	130,045
6.10%, 02/15/42	10	10,718
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	25	25,278
7.00%, 07/15/32	50	63,530
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	250	263,427
4.75%, 05/15/38 (Call 11/15/37)	25	26,251
4.88%, 05/15/48 (Call 11/15/47)	50	53,159
5.60%, 03/31/34	50	56,865
6.10%, 06/01/40	28	33,501
6.20%, 10/15/37	12	14,347
7.25%, 08/15/38	95	125,935
7.63%, 01/15/39	44	60,426
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48 (Call 09/15/47)	75	76,417
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	10	9,253
5.45%, 04/01/44 (Call 10/01/43)	75	70,638
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	100	99,963
4.90%, 01/15/45 (Call 07/15/44)	25	24,964
5.10%, 09/15/45 (Call 03/15/45)	100	103,453

Security	Par (000)	Value

Pipelines (continued)
5.40%, 03/04/44 (Call 09/04/43)	$10	$10,638
5.75%, 06/24/44 (Call 12/24/43)	50	54,842
6.30%, 04/15/40	60	70,044
8.75%, 03/15/32	26	36,203
Series A, 7.50%, 01/15/31	25	31,915

		6,009,373

Private Equity — 0.0%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	50	51,902
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	10	10,512
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	35	37,239

		99,653

Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(g)	200	260,842
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	50	53,563

		314,405

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities Inc., 4.70%, 07/01/30 (Call 04/01/30)	10	11,009
AvalonBay Communities Inc., 4.15%, 07/01/47 (Call 01/01/47)	10	10,605
Crown Castle International Corp., 4.75%, 05/15/47 (Call 11/15/46)	125	129,053
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	94	103,794
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	75	81,646
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	10	13,107
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	50	52,291
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	90	89,018
4.45%, 09/01/47 (Call 03/01/47)	25	25,573
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	75	84,879
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)(e)	95	101,422
4.25%, 11/30/46 (Call 05/30/46)	25	27,008
4.75%, 03/15/42 (Call 09/15/41)	20	22,904
6.75%, 02/01/40 (Call 11/01/39)	140	194,223
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	40	40,020
5.70%, 09/30/43 (Call 03/30/43)	35	41,386
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	25	27,378
6.50%, 03/15/41 (Call 09/15/40)	60	76,014
Weyerhaeuser Co., 7.38%, 03/15/32	75	102,073

		1,233,403

Retail — 1.4%
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	45	44,391
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	35	25,691
5.17%, 08/01/44 (Call 02/01/44)	40	28,015
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	75	70,045
3.90%, 06/15/47 (Call 12/15/46)	27	27,868
4.20%, 04/01/43 (Call 10/01/42)	15	15,913
4.25%, 04/01/46 (Call 10/01/45)	105	112,641
4.40%, 03/15/45 (Call 09/15/44)	75	82,144
4.88%, 02/15/44 (Call 08/15/43)	94	109,102
5.40%, 09/15/40 (Call 03/15/40)	15	18,556

15

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.88%, 12/16/36	$277	$357,518
5.95%, 04/01/41 (Call 10/01/40)	67	87,418
JC Penney Corp. Inc.
6.38%, 10/15/36(e)	10	2,467
7.40%, 04/01/37	25	6,771
7.63%, 03/01/97	25	5,475
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	10	9,872
L Brands Inc.
6.75%, 07/01/36	50	42,898
6.88%, 11/01/35	50	43,915
6.95%, 03/01/33	25	20,625
7.60%, 07/15/37	25	21,528
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	106	95,113
4.05%, 05/03/47 (Call 11/03/46)	190	178,794
4.25%, 09/15/44 (Call 03/15/44)	25	24,373
4.38%, 09/15/45 (Call 03/15/45)	57	56,491
4.65%, 04/15/42 (Call 10/15/41)	40	41,266
Macy’s Retail Holdings Inc., 4.50%, 12/15/34 (Call 06/15/34)	7	6,086
McDonald’s Corp.
3.63%, 05/01/43	35	32,427
3.70%, 02/15/42	35	32,855
4.45%, 03/01/47 (Call 09/01/46)	90	94,202
4.60%, 05/26/45 (Call 11/26/44)	50	52,783
4.70%, 12/09/35 (Call 06/09/35)	33	36,035
4.88%, 07/15/40	25	27,382
4.88%, 12/09/45 (Call 06/09/45)	75	82,468
6.30%, 10/15/37	50	63,253
6.30%, 03/01/38	60	76,074
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	25	22,532
QVC Inc., 5.45%, 08/15/34 (Call 02/15/34)	25	24,151
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	125	114,961
4.30%, 06/15/45 (Call 12/10/44)	10	10,050
4.45%, 08/15/49 (Call 02/15/49)	25	25,689
Target Corp.
3.63%, 04/15/46	110	106,902
3.90%, 11/15/47 (Call 05/15/47)	65	66,441
4.00%, 07/01/42	155	161,206
Walgreen Co., 4.40%, 09/15/42	25	22,736
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	10	10,028
4.65%, 06/01/46 (Call 12/01/45)	150	141,939
4.80%, 11/18/44 (Call 05/18/44)	105	100,455
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)	144	146,409
3.95%, 06/28/38 (Call 12/28/37)	75	80,332
4.00%, 04/11/43 (Call 10/11/42)	58	62,047
4.05%, 06/29/48 (Call 12/29/47)	195	211,774
4.30%, 04/22/44 (Call 10/22/43)	79	87,977
5.25%, 09/01/35	160	198,587
5.63%, 04/01/40	15	19,458
5.63%, 04/15/41	5	6,543
6.20%, 04/15/38	50	68,265
6.50%, 08/15/37	30	41,969
Yum! Brands Inc., 6.88%, 11/15/37	25	25,882

		3,788,788

Security	Par (000)	Value

Semiconductors — 0.4%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	$40	$45,700
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	65	69,529
5.10%, 10/01/35 (Call 04/01/35)	35	41,077
5.85%, 06/15/41	95	119,659
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)	225	223,927
4.00%, 12/15/32	50	53,926
4.10%, 05/19/46 (Call 11/19/45)	41	42,914
4.10%, 05/11/47 (Call 11/11/46)	70	73,550
4.25%, 12/15/42	25	26,660
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	50	54,251
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	87	87,753
4.65%, 05/20/35 (Call 11/20/34)	130	140,644
4.80%, 05/20/45 (Call 11/20/44)	75	81,019
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	75	81,547

		1,142,156

Software — 1.4%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	55	56,850
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	40	42,967
Microsoft Corp.
4.25%, 02/06/47 (Call 08/06/46)	175	198,420
3.45%, 08/08/36 (Call 02/08/36)	40	40,968
3.50%, 02/12/35 (Call 08/12/34)	105	108,157
3.50%, 11/15/42	125	126,153
3.70%, 08/08/46 (Call 02/08/46)	220	228,351
3.75%, 02/12/45 (Call 08/12/44)	115	120,174
3.95%, 08/08/56 (Call 02/08/56)	169	180,702
4.00%, 02/12/55 (Call 08/12/54)	175	189,011
4.10%, 02/06/37 (Call 08/06/36)	150	165,923
4.20%, 11/03/35 (Call 05/03/35)	30	33,430
4.45%, 11/03/45 (Call 05/03/45)	135	155,898
4.50%, 10/01/40	5	5,774
4.50%, 02/06/57 (Call 08/06/56)	130	152,185
4.75%, 11/03/55 (Call 05/03/55)	40	48,778
4.88%, 12/15/43 (Call 06/15/43)	20	24,187
5.20%, 06/01/39	30	37,374
5.30%, 02/08/41	192	244,358
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	195	197,855
3.80%, 11/15/37 (Call 05/15/37)	148	148,559
3.85%, 07/15/36 (Call 01/15/36)	80	81,506
3.90%, 05/15/35 (Call 11/15/34)	50	51,646
4.00%, 07/15/46 (Call 01/15/46)	235	236,344
4.00%, 11/15/47 (Call 05/15/47)	100	101,645
4.13%, 05/15/45 (Call 11/15/44)	100	102,655
4.30%, 07/08/34 (Call 01/08/34)	135	146,692
4.38%, 05/15/55 (Call 11/15/54)	50	53,134
4.50%, 07/08/44 (Call 01/08/44)	51	54,903
5.38%, 07/15/40	109	131,213
6.13%, 07/08/39	79	102,675
6.50%, 04/15/38	60	80,834

		3,649,321

16

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 3.8%
America Movil SAB de CV
6.13%, 11/15/37	$25	$31,134
6.13%, 03/30/40	150	189,981
6.38%, 03/01/35	40	50,391
AT&T Inc.
4.30%, 02/15/30 (Call 11/15/29)	115	118,858
4.30%, 12/15/42 (Call 06/15/42)	150	142,348
4.35%, 06/15/45 (Call 12/15/44)	220	209,095
4.50%, 05/15/35 (Call 11/15/34)	210	210,764
4.50%, 03/09/48 (Call 09/09/47)	260	251,579
4.55%, 03/09/49 (Call 09/09/48)	100	97,102
4.75%, 05/15/46 (Call 11/15/45)	200	199,288
4.80%, 06/15/44 (Call 12/15/43)	200	200,240
4.85%, 03/01/39 (Call 09/01/38)	40	41,071
4.90%, 08/15/37 (Call 02/14/37)	50	51,620
5.15%, 03/15/42	75	79,027
5.15%, 11/15/46 (Call 05/15/46)	115	119,797
5.15%, 02/15/50 (Call 08/14/49)	200	209,898
5.25%, 03/01/37 (Call 09/01/36)	250	268,335
5.35%, 09/01/40	135	145,229
5.45%, 03/01/47 (Call 09/01/46)	50	54,948
5.55%, 08/15/41	10	11,084
5.65%, 02/15/47 (Call 08/15/46)	170	190,757
5.70%, 03/01/57 (Call 09/01/56)	100	111,748
6.00%, 08/15/40 (Call 05/15/40)	125	144,064
6.38%, 03/01/41	100	119,559
6.55%, 02/15/39	25	30,366
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	80	85,053
British Telecommunications PLC, 9.63%, 12/15/30	200	290,658
CenturyLink Inc.
Series P, 7.60%, 09/15/39	25	21,834
Series U, 7.65%, 03/15/42	25	21,716
Cisco Systems Inc.
5.50%, 01/15/40	105	134,103
5.90%, 02/15/39	225	298,863
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	80	75,072
4.75%, 03/15/42	50	53,331
5.75%, 08/15/40	20	23,338
Deutsche Telekom International Finance BV
4.88%, 03/06/42(a)	50	53,273
8.75%, 06/15/30	299	419,886
Embarq Corp., 8.00%, 06/01/36	77	71,327
Frontier Communications Corp., 9.00%, 08/15/31	50	28,949
Juniper Networks Inc., 5.95%, 03/15/41	40	42,233
Koninklijke KPN NV, 8.38%, 10/01/30	25	32,199
Motorola Solutions Inc., 5.50%, 09/01/44	20	19,959
Nokia OYJ, 6.63%, 05/15/39	25	26,580
Orange SA
5.38%, 01/13/42	38	44,398
5.50%, 02/06/44 (Call 08/06/43)	45	53,442
9.00%, 03/01/31	165	244,284
Qwest Corp.
6.88%, 09/15/33 (Call 09/15/19)	64	62,614
7.13%, 11/15/43 (Call 11/15/19)	25	24,112
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)	10	10,384
4.35%, 05/01/49 (Call 11/01/48)	75	78,054
4.50%, 03/15/43 (Call 09/15/42)	60	63,459

Security	Par (000)	Value

Telecommunications (continued)
5.00%, 03/15/44 (Call 09/15/43)	$125	$140,376
5.45%, 10/01/43 (Call 04/01/43)	25	29,478
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	24	22,902
Sprint Capital Corp., 8.75%, 03/15/32	150	171,670
Telecom Italia Capital SA
6.00%, 09/30/34	60	56,423
6.38%, 11/15/33	50	48,500
7.20%, 07/18/36	65	66,058
7.72%, 06/04/38	58	59,979
Telefonica Emisiones SA
4.90%, 03/06/48	150	147,066
5.21%, 03/08/47	150	154,071
7.05%, 06/20/36	150	186,100
Telefonica Europe BV, 8.25%, 09/15/30	122	166,070
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	100	101,998
U.S. Cellular Corp., 6.70%, 12/15/33	25	26,128
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	105	100,941
4.13%, 08/15/46	175	175,192
4.27%, 01/15/36	10	10,299
4.40%, 11/01/34 (Call 05/01/34)	175	186,455
4.50%, 08/10/33	100	108,191
4.52%, 09/15/48	300	317,295
4.67%, 03/15/55	272	289,343
4.75%, 11/01/41	137	147,970
4.81%, 03/15/39	100	109,558
4.86%, 08/21/46	325	357,649
5.01%, 04/15/49	244	275,991
5.25%, 03/16/37	135	155,477
5.50%, 03/16/47	105	126,797
6.55%, 09/15/43	157	207,979
Vodafone Group PLC
4.38%, 02/19/43	52	48,645
5.00%, 05/30/38	275	282,777
5.25%, 05/30/48	50	52,195
6.15%, 02/27/37	50	57,478
6.25%, 11/30/32	33	39,157
7.88%, 02/15/30	90	119,101

		10,102,713

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	40	40,782
6.35%, 03/15/40	20	23,194
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	19,227
6.20%, 10/01/40	25	20,173

		103,376

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	30	30,695
4.13%, 06/15/47 (Call 12/15/46)	35	37,136
4.15%, 04/01/45 (Call 10/01/44)	75	79,587
4.38%, 09/01/42 (Call 03/01/42)	10	10,866
4.45%, 03/15/43 (Call 09/15/42)	39	42,853
4.55%, 09/01/44 (Call 03/01/44)	80	88,776
4.90%, 04/01/44 (Call 10/01/43)	54	62,690
5.15%, 09/01/43 (Call 03/01/43)	125	149,325

17

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.40%, 06/01/41 (Call 12/01/40)	$10	$12,202
5.75%, 05/01/40 (Call 11/01/39)	240	301,838
6.15%, 05/01/37	25	32,621
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	25	23,712
3.65%, 02/03/48 (Call 08/03/47)	25	25,662
6.20%, 06/01/36	35	46,809
6.38%, 11/15/37	21	28,784
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	60	67,270
4.80%, 08/01/45 (Call 02/01/45)	25	28,715
5.95%, 05/15/37	26	32,492
6.13%, 09/15/15 (Call 03/15/15)	78	101,864
7.13%, 10/15/31	15	20,325
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	113	109,252
3.95%, 05/01/50 (Call 11/01/49)	125	121,996
4.10%, 03/15/44 (Call 09/15/43)	53	53,709
4.25%, 11/01/66 (Call 05/01/66)	75	70,944
4.50%, 08/01/54 (Call 02/01/54)	25	26,178
5.50%, 04/15/41 (Call 10/15/40)	25	29,296
6.00%, 10/01/36	26	31,631
6.15%, 05/01/37	15	18,647
6.22%, 04/30/40	40	50,615
FedEx Corp.
3.88%, 08/01/42	15	13,518
3.90%, 02/01/35	75	72,802
4.05%, 02/15/48 (Call 08/15/47)	50	45,741
4.10%, 02/01/45	60	55,102
4.40%, 01/15/47 (Call 07/15/46)	47	45,172
4.55%, 04/01/46 (Call 10/01/45)	125	122,402
4.75%, 11/15/45 (Call 05/15/45)	108	108,758
4.90%, 01/15/34	25	27,677
5.10%, 01/15/44	83	87,866
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	50,320
4.70%, 05/01/48 (Call 11/01/47)	50	53,240
4.95%, 08/15/45 (Call 02/15/45)	10	11,128
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(g)	200	213,114
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	94	94,044
3.95%, 10/01/42 (Call 04/01/42)	51	50,984
4.05%, 08/15/52 (Call 02/15/52)	75	75,307
4.10%, 05/15/49 (Call 11/15/48)	30	30,793
4.65%, 01/15/46 (Call 07/15/45)	100	111,152
4.84%, 10/01/41	25	27,938
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	81,928
3.80%, 10/01/51 (Call 04/01/51)	79	75,216
3.88%, 02/01/55 (Call 08/01/54)	30	28,143
4.00%, 04/15/47 (Call 10/15/46)	85	85,346
4.05%, 11/15/45 (Call 05/15/45)	10	9,969
4.05%, 03/01/46 (Call 09/01/45)	20	20,032
4.10%, 09/15/67 (Call 03/15/67)	50	47,641
4.25%, 04/15/43 (Call 10/15/42)	10	10,290
4.30%, 03/01/49 (Call 09/01/48)	50	52,795
4.38%, 11/15/65 (Call 05/15/65)	90	89,762
4.75%, 09/15/41 (Call 03/15/41)	10	10,930
4.80%, 09/10/58 (Call 03/10/58)	50	55,326
4.82%, 02/01/44 (Call 08/01/43)	50	55,400

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	$35	$32,090
3.63%, 10/01/42	50	47,890
3.75%, 11/15/47 (Call 05/15/47)	167	161,691
4.88%, 11/15/40 (Call 05/15/40)	50	56,825
6.20%, 01/15/38	75	98,857
XPO CNW Inc., 6.70%, 05/01/34	25	22,528

		4,076,207

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	15	16,192

Water — 0.1%
American Water Capital Corp.
3.45%, 06/01/29 (Call 03/01/29)	100	101,611
3.75%, 09/01/47 (Call 03/01/47)	25	24,187
4.20%, 09/01/48 (Call 03/01/48)	25	26,165
4.30%, 12/01/42 (Call 06/01/42)	25	26,267
4.30%, 09/01/45 (Call 03/01/45)	10	10,585
6.59%, 10/15/37	90	120,064
Aqua America Inc., 4.28%, 05/01/49 (Call 11/01/48)	25	25,680

		334,559

Total Corporate Bonds & Notes — 50.0% (Cost: $129,275,029)		131,404,057

Foreign Government Obligations(h)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(g)	200	201,442

Argentina — 0.3%
Argentine Republic Government International Bond
3.75%, 12/31/38(f)	50	25,778
6.88%, 01/11/48	200	134,042
7.13%, 07/06/36	200	137,662
7.13%, 12/31/99	140	94,412
7.63%, 04/22/46	150	105,188
8.28%, 12/31/33	210	154,854
Series NY, 3.75%, 12/31/38(f)	200	107,672
Series NY, 8.28%, 12/31/33	224	170,001

		929,609

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(g)	200	230,258

Bahrain — 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(g)	200	178,538

Brazil — 0.4%
Brazilian Government International Bond
5.00%, 01/27/45(e)	300	278,886
5.63%, 01/07/41	250	253,920
5.63%, 02/21/47	200	200,612
7.13%, 01/20/37	200	237,194

		970,612

Canada — 0.2%
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	290	417,893

18

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile — 0.2%
Chile Government International Bond
3.63%, 10/30/42	$150	$151,811
3.86%, 06/21/47	400	413,716

		565,527

Colombia — 0.3%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	200	208,480
5.63%, 02/26/44 (Call 08/26/43)	200	223,950
6.13%, 01/18/41	100	117,410
7.38%, 09/18/37	100	130,176
10.38%, 01/28/33	150	232,833

		912,849

Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(g)	200	189,472

Dominican Republic — 0.1%
Dominican Republic International Bond
6.85%, 01/27/45(g)	200	211,308
7.45%, 04/30/44(g)	100	111,983

		323,291

Egypt — 0.1%
Egypt Government International Bond
6.88%, 04/30/40(g)	200	178,988
8.50%, 01/31/47(g)	200	196,782

		375,770

El Salvador — 0.1%
El Salvador Government International Bond
7.65%, 06/15/35(g)	150	151,354
8.25%, 04/10/32(g)	60	64,325

		215,679

Ghana — 0.1%
Ghana Government International Bond, 10.75%, 10/14/30(g)	200	243,886

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	153,457

Indonesia — 0.6%
Indonesia Government International Bond
4.35%, 01/11/48(e)	400	401,280
4.63%, 04/15/43(g)	200	203,500
5.13%, 01/15/45(g)	200	216,420
5.25%, 01/17/42(g)	200	218,986
5.25%, 01/08/47(g)	200	220,848
6.63%, 02/17/37(g)	100	125,456
7.75%, 01/17/38(g)	100	139,562

		1,526,052

Israel — 0.1%
Israel Government International Bond, 4.50%, 01/30/43	200	223,778

Italy — 0.0%
Republic of Italy Government International Bond, 5.38%, 06/15/33	50	54,110

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 06/30/19)(f)(g)	181	166,055

Security	Par (000)	Value

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	$200	$241,742

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(g)	200	215,266

Lebanon — 0.1%
Lebanon Government International Bond
6.65%, 02/26/30(g)	200	147,678
7.00%, 03/23/32(g)	100	76,852
7.25%, 03/23/37(g)	50	37,452

		261,982

Mexico — 0.7%
Mexico Government International Bond
4.35%, 01/15/47	200	188,030
4.60%, 01/23/46	200	194,368
4.75%, 03/08/44	300	297,723
5.55%, 01/21/45	250	277,120
5.75%, 10/12/10	200	206,186
6.75%, 09/27/34	160	197,112
7.50%, 04/08/33	250	323,943
8.30%, 08/15/31	75	103,142

		1,787,624

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(g)	200	180,656
7.88%, 02/16/32(g)	200	196,570

		377,226

Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48(g)	200	169,834

Panama — 0.2%
Panama Government International Bond
4.30%, 04/29/53	200	209,008
6.70%, 01/26/36	300	396,720

		605,728

Peru — 0.2%
Peruvian Government International Bond
5.63%, 11/18/50	250	327,558
6.55%, 03/14/37	100	136,503
8.75%, 11/21/33	77	121,136

		585,197

Philippines — 0.4%
Philippine Government International Bond
3.70%, 02/02/42	200	208,232
3.95%, 01/20/40	300	322,305
6.38%, 01/15/32	165	218,973
6.38%, 10/23/34	100	135,479
7.75%, 01/14/31	100	143,347

		1,028,336

Qatar — 0.6%
Qatar Government International Bond
4.63%, 06/02/46(g)	200	217,950
5.10%, 04/23/48(g)	600	688,338
6.40%, 01/20/40(a)	100	132,627
9.75%, 06/15/30(a)	300	474,615

		1,513,530

19

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Romania — 0.1%
Romanian Government International Bond
5.13%, 06/15/48(g)	$100	$103,551
6.13%, 01/22/44(g)	100	118,787

		222,338

Russia — 0.4%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(g)	200	209,268
5.25%, 06/23/47(g)	400	420,260
5.63%, 04/04/42(g)	200	223,370
7.50%, 03/31/30(f)(g)	184	205,772

		1,058,670

Saudi Arabia — 0.5%
Saudi Government International Bond
4.50%, 04/17/30(g)	200	213,170
4.50%, 10/26/46(g)	400	396,908
4.63%, 10/04/47(g)	217	218,363
5.00%, 04/17/49(g)	200	212,612
5.25%, 01/16/50(g)	200	220,578

		1,261,631

Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(g)	200	182,426

South Africa — 0.2%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	180,532
5.38%, 07/24/44	200	188,782
6.25%, 03/08/41	100	105,059

		474,373

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	124,237
Inter-American Development Bank
3.20%, 08/07/42	50	53,539
3.88%, 10/28/41	30	35,487
4.38%, 01/24/44	35	44,786
International Bank for Reconstruction & Development, 4.75%, 02/15/35	70	89,319

		347,368

Turkey — 0.4%
Turkey Government International Bond
5.75%, 05/11/47	200	156,216
6.00%, 01/14/41	300	244,776
6.63%, 02/17/45	200	171,170
6.75%, 05/30/40	100	87,912
6.88%, 03/17/36	135	120,716
7.25%, 03/05/38	100	92,701
8.00%, 02/14/34	200	199,886
11.88%, 01/15/30	100	125,981

		1,199,358

Ukraine — 0.1%
Ukraine Government International Bond, 7.38%, 09/25/32(g)	200	177,864

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, 4.13%, 10/11/47(g)	200	209,906

Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	100	97,938

Security	Par (000)	Value

Uruguay (continued)
4.98%, 04/20/55	$100	$105,753
5.10%, 06/18/50	150	161,397
7.63%, 03/21/36	100	137,620
7.88%, 01/15/33	90	124,605

		627,313

Venezuela — 0.0%
Venezuela Government International Bond
7.00%, 03/31/38(g)(i)	80	21,676
9.38%, 01/13/34(i)	70	19,550
11.95%, 08/05/31(g)(i)	250	69,285

		110,511

Total Foreign Government Obligations — 7.8% (Cost: $20,885,475)		20,536,501

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	60,673

California — 1.0%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	175	282,884
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	153,710
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	67,785
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	78,335
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	60	77,306
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	77,274
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	50	65,946
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	191,020
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	71,564
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	122,523
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	110,293
State of California GO BAB
7.30%, 10/01/39	185	276,577
7.50%, 04/01/34	120	179,101
7.55%, 04/01/39	100	156,748
7.60%, 11/01/40	305	487,478
7.95%, 03/01/36 (Call 03/01/20)	100	104,171
University of California RB, Series AQ, 4.77%, 05/15/15	100	116,818
University of California RB BAB, 5.77%, 05/15/43	50	65,479

		2,685,012

Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	20	28,438

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	55	65,903
Project M, Series 2010-A, 6.66%, 04/01/57	50	63,537

		129,440

20

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	$200	$236,902
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	71,324
State of Illinois GO, 5.10%, 06/01/33(e)	400	412,512
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	117,361

		838,099

Maryland — 0.1%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	66,244

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	100	125,848
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	32,149
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	64,417

		222,414

New Jersey — 0.2%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	100	125,845
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	100	149,831
Series F, 7.41%, 01/01/40	150	232,065
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 6.10%, 12/15/28 (Call 12/15/20)	75	78,250

		585,991

New York — 0.6%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	129,055
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	230,925
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	62,901
5.57%, 11/01/38	150	188,239
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	132,677
5.72%, 06/15/42	150	205,741
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	123,955
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	66,648
Port Authority of New York & New Jersey RB
6.04%, 12/01/29	40	51,941
Series 168, 4.93%, 10/01/51	80	101,396
Series 174, 4.46%, 10/01/62	150	177,321
Series 181, 4.96%, 08/01/46	50	62,668

		1,533,467

Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	195,527
Series E, 6.27%, 02/15/50	50	66,574
Ohio State University (The) RB, Series A, 4.80%, 06/01/11	75	89,284
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	124,570
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,243

		505,198

Security	Par (000)	Value

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	$50	$63,863

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	55,204

Texas — 0.3%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	50	60,776
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	32,880
5.81%, 02/01/41	50	67,748
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	50	69,576
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	39,198
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	42,718
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	77,389
State of Texas GO BAB, 5.52%, 04/01/39	100	133,766
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	75	89,820

		613,871

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	62,994

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	25,776

Total Municipal Debt Obligations — 2.9% (Cost: $6,985,508)		7,476,684

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.2%
Federal Home Loan Banks, 5.50%, 07/15/36	150	206,796
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	500	710,280
6.75%, 03/15/31	450	647,640
Federal National Mortgage Association
3.61%, 02/25/31	300	320,728
6.63%, 11/15/30	100	141,586
Tennessee Valley Authority
3.50%, 12/15/42	50	53,213
5.25%, 09/15/39	65	86,227
5.38%, 04/01/56	500	735,405
7.13%, 05/01/30	225	321,174

		3,223,049

U.S. Government Obligations — 36.7%
U.S. Treasury Note/Bond
2.25%, 08/15/46	4,450	4,158,664
2.50%, 02/15/45	3,375	3,327,012
2.50%, 02/15/46	3,175	3,125,391
2.50%, 05/15/46	1,600	1,574,250
2.75%, 08/15/42	1,800	1,866,656
2.75%, 08/15/47	2,250	2,323,125
2.75%, 11/15/47	3,500	3,613,750
2.88%, 05/15/43	500	528,750

21

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 08/15/45	$3,975	$4,204,805
2.88%, 11/15/46	3,150	3,335,062
3.00%, 11/15/44	7,425	8,024,801
3.00%, 05/15/45	1,375	1,488,008
3.00%, 11/15/45	2,100	2,274,563
3.00%, 02/15/47	1,375	1,491,875
3.00%, 05/15/47	2,300	2,492,984
3.00%, 02/15/48	6,250	6,769,531
3.00%, 08/15/48	2,910	3,155,531
3.00%, 02/15/49	1,755	1,906,643
3.13%, 11/15/41	1,200	1,327,125
3.13%, 08/15/44	2,050	2,263,008
3.13%, 05/15/48	2,885	3,200,998
3.38%, 05/15/44	1,450	1,667,500
3.50%, 02/15/39	390	457,275
3.63%, 08/15/43	2,950	3,522,945
3.63%, 02/15/44	1,450	1,733,203
3.75%, 08/15/41	2,950	3,580,562
3.75%, 11/15/43	2,000	2,435,625
3.88%, 08/15/40	2,300	2,838,703
4.25%, 05/15/39	1,000	1,292,500
4.25%, 11/15/40	1,000	1,297,813
4.38%, 11/15/39	2,530	3,326,950
4.38%, 05/15/40	1,095	1,441,636
4.50%, 08/15/39	2,450	3,270,367
4.75%, 02/15/41	2,000	2,767,813
5.00%, 05/15/37	1,000	1,392,656
5.38%, 02/15/31	1,000	1,328,281
6.25%, 05/15/30	1,175	1,640,961

		96,447,322

Total U.S. Government & Agency Obligations — 37.9% (Cost: $95,340,826)		99,670,371

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(j)(k)(l)	3,390	$3,389,633

Total Short-Term Investments — 1.3% (Cost: $3,389,633)		3,389,633

Total Investments in Securities — 99.9% (Cost: $255,876,471)		262,477,246

Other Assets, Less Liabilities — 0.1%		371,300

Net Assets — 100.0%		$262,848,546

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)	Zero-coupon bond.
(e)	All or a portion of this security is on loan.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,140	250	3,390	$3,389,633	$7,588	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$131,404,057	$—	$131,404,057
Foreign Government Obligations	—	20,536,501	—	20,536,501
Municipal Debt Obligations	—	7,476,684	—	7,476,684
U.S. Government & Agency Obligations	—	99,670,371	—	99,670,371
Money Market Funds	3,389,633	—	—	3,389,633

	$3,389,633	$259,087,613	$—	$262,477,246

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

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